Trade and Other Receivables	12 Months Ended
Dec. 31, 2024
VEON Holdings B.V. [Member]
Trade and Other Receivables [Line Items]
Trade and Other Receivables

5       TRADE AND OTHER RECEIVABLES

Trade and other receivables consisted of the following items as of December 31:

	2024	2023
Trade receivables (gross)	55	57
Expected credit losses	(15)	(14)
Trade receivables (net)	40	43

Other receivables, net of expected credit losses allowance	—	12
Total trade and other receivables	40	55

Other receivables, net of expected credit losses allowance include receivables of US$11 as of December 31, 2023 from a related party, LLC “Ukraine Tower Company”.

The following table summarizes the movement in the allowance for expected credit losses for the year ended December 31:

	2024	2023
Balance as of January 1	14	13

Accruals for expected credit losses	3	4
Recoveries	—	(3)
Foreign currency translation adjustment	(1)	(1)
Other movements	(1)	1
Balance as of December 31	15	14

Set out below is the information about the Group’s trade receivables (including contract assets) using a provision matrix:

		Days past due
	Current	< 30 days	Between 31 and 120 days	> 120 days	Total
December 31, 2024
Expected loss rate, %	3%	0%	33%	100%
Trade receivables	35	4	3	13	55
Expected credit losses	(1)	—	(1)	(13)	(15)
Trade receivables, net	34	4	2	—	40
		Days past due
	Current	< 30 days	Between 31 and 120 days	> 120 days	Total
December 31, 2023
Expected loss rate, %	3%	17%	0%	100%
Trade receivables	35	6	4	12	57
Expected credit losses	(1)	(1)	—	(12)	(14)
Trade receivables, net	34	5	4	—	43

ACCOUNTING POLICIES

Trade and other receivables

Trade and other receivables are measured at amortized cost and include invoiced/contractual amounts less expected credit losses.

Expected credit losses

Credit risk is discussed in Note 16.